INCOME TAX AND SOCIAL CONTRIBUTION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Profit before income tax and social contribution	R$ (1,679,518)	R$ (1,543,349)	R$ 1,035,367
Tax rate	34.00%	34.00%	34.00%
Income tax and social contribution at combined statutory rate	R$ 571,036	R$ 524,739	R$ (352,025)
Income tax and social contribution in net income for the year	R$ 172,792	R$ 5,208	R$ (632,718)
Effective tax rate	10.00%	0.00%	61.00%
Equity In Results Of Affiliated Companies [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	R$ 1,014,282	R$ 188,205	R$ 178,978
Effect Of Differentiated Rates And Tax Exempt Profits In Investments [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	(1,209,761)	(814,713)	(181,409)
Transfer Pricing Adjustment And Profits Abroad [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	(70,837)	(67,580)	(91,883)
Income Tax And Social Contribution On Foreign Profit [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	7,172	10,200	131,836
Indebtdness Limit [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	(10,384)
Tax Incentives [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	65,013	102,087	71,756
Interest On Equity [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	87,912	79,282	47,315
Recognition Reversal Of Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	(64,690)	(62,088)	(337,239)
Reversal For Deferred Income Tax And Social Contribution Credit [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	(188,975)
Other Permanent Deductions Additions [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	R$ (27,976)	R$ 45,076	R$ (100,047)